SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed InvestEd Portfolios, Inc.

The following information replaces the disclosure regarding the investment of Portfolio assets in specific underlying funds for Waddell & Reed
InvestEd Growth Portfolio:

The Fund's Board of Directors has established ranges for the allocation of the Portfolio's assets.  The range of Portfolio net assets invested in equity funds is from 65% to 100%; correspondingly, the range of Portfolio net assets invested in bond or other income-producing funds is from 35% to
0%.  Subject to these asset allocation ranges, the Board of Directors has established the following ranges for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund                                            Low       High
Waddell & Reed Advisors Core Investment Fund               10%        30%
Waddell & Reed Advisors Value Fund                         10%        30%
Waddell & Reed Advisors International Growth Fund          10%        30%
Waddell & Reed Advisors Vanguard Fund                      10%        30%
Waddell & Reed Advisors New Concepts Fund                   5%        25%
Waddell & Reed Advisors Small Cap Fund                      5%        25%
Waddell & Reed Advisors Bond Fund                           0%        25%
Waddell & Reed Advisors Government Securities Fund          0%        25%
Waddell & Reed Advisors High Income Fund                    0%        25%

The Portfolio's investment manager, Waddell & Reed Investment Management
Company (WRIMCO), monitors the Portfolio's holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio's allocations.  WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities.  However, in seeking to enhance performance, WRIMCO may change the underlying fund investments within their stated ranges.  Subject to the overall asset allocation ranges for the Portfolio, WRIMCO may modify any of the above-specified ranges for an underlying fund and may also modify, from time to time, the underlying Advisors funds selected for the
Portfolio.

The following information replaces the disclosure regarding the investment of Portfolio assets in specific underlying funds for Waddell & Reed
InvestEd Balanced Portfolio:

The Fund's Board of Directors has established ranges for the allocation of the Portfolio's assets.  The range of Portfolio net assets invested in equity funds is from 40% to 80%; correspondingly, the range of Portfolio net assets invested in bond or other income-producing funds is from 60% to
20%.  Subject to these asset allocation ranges, the Board of Directors has established the following ranges for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund                                             Low       High
Waddell & Reed Advisors Core Investment Fund                 5%        30%
Waddell & Reed Advisors Value Fund                           5%        30%
Waddell & Reed Advisors International Growth Fund            5%        30%
Waddell & Reed Advisors Vanguard Fund                        5%        30%
Waddell & Reed Advisors New Concepts Fund                    5%        25%
Waddell & Reed Advisors Cash Management                      0%        20%
Waddell & Reed Advisors Bond Fund                           10%        30%
Waddell & Reed Advisors Government Securities Fund          10%        30%
Waddell & Reed Advisors High Income Fund                     5%        25%

The Portfolio's investment manager, WRIMCO, monitors the Portfolio's holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio's allocations.  WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities.  However, in seeking to enhance performance, WRIMCO may change the underlying fund investments within their stated ranges.  Subject to the overall asset allocation ranges for the
Portfolio, WRIMCO may modify any of the above-specified ranges for an underlying fund and may also modify, from time to time, the underlying
Advisors funds selected for the Portfolio.

The following information replaces the disclosure regarding the investment of Portfolio assets in specific underlying funds for Waddell & Reed
InvestEd Conservative Portfolio:

The Fund's Board of Directors has established ranges for the allocation of the Portfolio's assets.  The range of Portfolio net assets invested in equity funds is from 0% to 40%; correspondingly, the range of Portfolio net assets invested in bond or other income-producing funds is from 100% to
60%.  Subject to these asset allocation ranges, the Board of Directors has established the following ranges for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund                                            Low       High
Waddell & Reed Advisors Core Investment Fund                0%        30%
Waddell & Reed Advisors International Growth Fund           0%        30%
Waddell & Reed Advisors Vanguard Fund                       0%        30%
Waddell & Reed Advisors Cash Management                     0%       100%
Waddell & Reed Advisors Bond Fund                           0%        40%
Waddell & Reed Advisors Government Securities Fund          0%        40%
Waddell & Reed Advisors High Income Fund                    0%        20%

The Portfolio's investment manager, WRIMCO, monitors the Portfolio's holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio's allocations.  WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities.  However, in seeking to enhance performance, WRIMCO may change the underlying fund investments within their stated ranges.  Subject to the overall asset allocation ranges for the
Portfolio, WRIMCO may modify any of the above-specified ranges for an underlying fund and may also modify, from time to time, the underlying
Advisors funds selected for the Portfolio.

To be attached to the cover page of the Prospectus of Waddell & Reed
InvestEd Portfolios, Inc., dated May 1, 2002.

This Supplement is dated May 22, 2002.

NUS 1909B